Restatement of Previously Issued Financial Statements - Summary of Effect of the Restatement on Financial Statement Line Items (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jul. 10, 2019
Balance Sheet:
Derivative liabilities	$ 26,720,000			$ 59,536,667
Total current liabilities	32,881,911		$ 8,587	60,070,575
Total liabilities	48,631,911		8,587	75,820,575
Redeemable Equity				450,005,937
Additional paid-in capital			23,000
Accumulated deficit	(46,685,319)		(8,494)	(75,009,715)
Total shareholders’ (deficit) equity	(46,684,194)	$ 16,506	16,506	(75,008,590)	$ 0
Statement of Operations:
Professional fees, offering costs and other expenses			8,587	1,396,054
Change in fair value of derivatives				31,926,667
Loss from operations	28,324,396	0	(8,587)	(33,322,721)
Net income (loss) attributable to ordinary shares	28,331,159	0	(8,494)	(33,316,784)
Statement of Cash Flows:
Net income attributable to ordinary shares	28,331,159	0	(8,494)	(33,316,784)
Change in accrued professional fees and other expenses	3,628,003	$ 0	8,587	1,193,073
Change in fair value of derivatives				31,926,667
Class A Ordinary Shares
Balance Sheet:
Class A ordinary shares
Statement of Operations:
Net income (loss) attributable to ordinary shares	$ 22,664,927			$ (26,653,427)
Basic and diluted net income per ordinary share	$ 0.50	$ 0		$ (2.58)
Class F Ordinary Shares
Balance Sheet:
Class A ordinary shares	$ 1,125		$ 2,000	$ 1,125
Statement of Operations:
Net income (loss) attributable to ordinary shares	$ 5,666,232			$ (6,663,357)
Basic and diluted net income per ordinary share	$ 0.50	$ 0	$ 0.00	$ (0.37)
As Previously
Balance Sheet:
Total current liabilities				$ 533,908
Total liabilities				16,283,908
Redeemable Equity				429,534,010
Class A ordinary shares				205
Additional paid-in capital				5,644,534
Accumulated deficit				(645,860)
Total shareholders’ (deficit) equity				5,000,004
Statement of Operations:
Professional fees, offering costs and other expenses				643,303
Loss from operations				(643,303)
Net income (loss) attributable to ordinary shares				(637,366)
Statement of Cash Flows:
Net income attributable to ordinary shares				(637,366)
Change in accrued professional fees and other expenses				440,322
Adjustments
Balance Sheet:
Derivative liabilities				59,536,667
Total current liabilities				59,536,667
Total liabilities				59,536,667
Redeemable Equity				20,471,927
Class A ordinary shares				(205)
Additional paid-in capital				(5,644,534)
Accumulated deficit				(74,363,855)
Total shareholders’ (deficit) equity				(80,008,594)
Statement of Operations:
Professional fees, offering costs and other expenses				752,751
Change in fair value of derivatives				31,926,667
Loss from operations				(32,679,418)
Net income (loss) attributable to ordinary shares				(32,679,418)
Statement of Cash Flows:
Net income attributable to ordinary shares				(32,679,418)
Change in accrued professional fees and other expenses				752,751
Change in fair value of derivatives				$ 31,926,667
Adjustments | Class A Ordinary Shares
Statement of Operations:
Basic and diluted net income per ordinary share				$ (2.58)
Adjustments | Class F Ordinary Shares
Statement of Operations:
Basic and diluted net income per ordinary share				$ (0.37)